Summary of Material Accounting Policies	6 Months Ended
Dec. 31, 2024
Summary Of Material Accounting Policies
Summary of Material Accounting Policies

3.	Summary of Material Accounting Policies

The accounting policies applied by the Company in these unaudited condensed interim consolidated financial statements are the same as those noted in the Company’s audited consolidated financial statements for the year ended June 30, 2024, unless otherwise noted.